Exhibit 99.1

Harley-Davidson Motorcycle Trust 2011-1

$140,000,000.00 0.28863% Motorcycle Contract Backed Notes, Class A-1

$100,000,000.00 0.61% Motorcycle Contract Backed Notes, Class A-2a

$75,000,000.00 LIBOR + 0.20% Motorcycle Contract Backed Notes, Class A-2b

$160,000,000.00 0.96% Motorcycle Contract Backed Notes, Class A-3

$71,140,000.00 1.31% Motorcycle Contract Backed Notes, Class A-4

$27,240,000.00 2.12% Motorcycle Contract Backed Notes, Class B

$26,620,000.00 2.41% Motorcycle Contract Backed Notes, Class C

Monthly Report
For the June 15, 2012 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of August 01, 2011, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on August 15, 2011

Beginning of Due Period	05/01/2012
End of Due Period	05/31/2012
Determination Date	06/06/2012
Record Date	06/14/2012
Distribution Date	06/15/2012
Interest Determination Date	05/11/2012
LIBOR as of the Interest Determination Date	0.23875%
Number of days in Interest Period (ACT/360 basis)	31
Number of days in Interest Period (30/360 basis)	30

	Number of	Cut-Off		Initial
Purchases	Contracts	Date	Closing Date	Pool Balance

Initial Contracts	50,869	07/31/2011	08/12/2011	$633,579,761.08
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	50,869			$633,579,761.08

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$461,012,181.27

Monthly principal amounts

Principal collections on Contracts outstanding at end of Due Period	8,164,252.41
Principal collections on Contracts paid off in full during Due Period	10,707,119.37
Balance of Contracts liquidated during Due Period	507,119.92
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	2,286.02

Decline in Aggregate Principal Balance		19,380,777.72

Aggregate Principal Balance at end of Due Period		$441,631,403.55

Pool factor		0.6970415

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2a	Class A-2b	Class A-3	Class A-4	Class B	Class C	Total

Original Note Balance	$140,000,000.00	$100,000,000.00	$75,000,000.00	$160,000,000.00	$71,140,000.00	$27,240,000.00	$26,620,000.00	$600,000,000.00

Note balance as of prior Distribution Date	—	81,389,973.67	61,042,480.26	160,000,000.00	71,140,000.00	27,240,000.00	26,620,000.00	427,432,453.93

First Priority Principal Distributable Amount	—	—	—	—	—	—	—	—

Second Priority Principal Distributable Amount	—	—	—	—	—	—	—	—

Noteholders’ Regular Principal Distributable Amount	—	11,074,730.13	8,306,047.59	—	—	—	—	19,380,777.72

Principal Distributable Amount *	—	11,074,730.13	8,306,047.59	—	—	—	—	19,380,777.72

Note balance at end of Due Period	—	70,315,243.54	52,736,432.67	160,000,000.00	71,140,000.00	27,240,000.00	26,620,000.00	408,051,676.21

Note Pool factor at begininning of Due Period	0.0000000	0.8138997	0.8138997	1.0000000	1.0000000	1.0000000	1.0000000

Note Pool factor at end of Due Period	0.0000000	0.7031524	0.7031524	1.0000000	1.0000000	1.0000000	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Note Interest
	Note Balance at	Carryover Shortfall at			Interest		Note Interest	Note Interest
	Beginning of Due	Beginning of Due	Interest		Accrual	Note Monthly Interest	Carryover Shortfall at	Distributable
Class	Period	Period	Rate	Days	Basis	Distributable Amount	End of Due Period	Amount
A-1	—	—	0.28863%	31	ACT/360	—	—	—
A-2a	81,389,973.67	—	0.61%	30	30/360	41,373.24	—	41,373.24
A-2b	61,042,480.26	—	0.43875%	31	ACT/360	23,062.61	—	23,062.61
A-3	160,000,000.00	—	0.96%	30	30/360	128,000.00	—	128,000.00
A-4	71,140,000.00	—	1.31%	30	30/360	77,661.17	—	77,661.17
B	27,240,000.00	—	2.12%	30	30/360	48,124.00	—	48,124.00
C	26,620,000.00	—	2.41%	30	30/360	53,461.83	—	53,461.83
Totals	$427,432,453.93	—				$371,682.85	—	$371,682.85

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$18,562,933.91
Interest collections on Contracts during Due Period	4,464,875.25
Net Liquidation Proceeds	563,788.05
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	201,991.19
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	3,750.36

Total Available Monies		$23,797,338.76

Distribution of Available Monies in order of priority:

Reimbursement Amount	193,747.47
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	384,176.82
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	864.40
Class A Note Interest Distributable Amount	270,097.02
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	48,124.00
Second Priority Principal Distributable Amount to Class A and Class B	—
Class C Note Interest Distributable Amount	53,461.83
Class A Noteholders’ Regular Principal Distributable Amount	19,380,777.72
Class B Noteholders’ Regular Principal Distributable Amount	—
Class C Noteholders’ Regular Principal Distributable Amount	—

Total distribution of fees, interest and principal	20,331,249.26

Excess Amounts (Shortfall)		3,466,089.50

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Excess Amounts to Trust Depositor	3,466,089.50

Total distribution of Available Monies		$23,797,338.76

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 2.70% of the Principal Balance of the Contracts at the end of the Due Period	$11,924,047.90
b) 1.00% of the Pool Balance as of the Cutoff Date	6,335,797.61
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period	26,497,884.21
Specified Reserve Fund Balance		$11,924,047.90

Reserve Fund balance at beginning of Due Period		$12,447,328.89

Additions to Reserve Fund:

Additional deposit - Excess Amounts to Reserve Fund	—
Investment Earnings - Reserve Fund	1,985.50

Total additions		1,985.50

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	525,266.49

Total withdrawals		525,266.49

Reserve Fund balance at end of Due Period		$11,924,047.90

Calculation of Overcollateralization Target Amount:
The greatest of:
a) The lesser of:
x) 9.60% of the Aggregate Principal Balance at the end of the Due Period	42,396,614.74
y) 5.30% of the Aggregate Principal Balance as of the cutoff date	33,579,727.34
b) 1.50% of the Aggregate Principal Balance as of the Cutoff Date	9,503,696.42
c) If a Cumulative Loss Trigger event has occurred and is continuing, the Overcollateralization Target Amount from the immediately preceding Distribution Date (a Reserve Fund Trigger Event)	33,579,727.34

Overcollateralization Target Amount for current Distribution Date		$33,579,727.34

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	33,579,761.08	5.30%
Overcollateralization Target Amount for current Distribution Date	33,579,727.34	7.60%
Overcollateralization Amount at current Distribution Date	33,579,727.34	7.60%

VI. CONTRACT PERFORMANCE INFORMATION

Number of months since Closing Date	10
Trigger Status? Yes or No	No

Monthly losses

			% of Principal
			Balance at beginning
	Number of Contracts	Amount	of Due Period
Principal Balance of Liquidated Contracts for the Due Period	62	$815,557.79	0.177%

Less:
Net Liquidation Proceeds for the Due Period	62	563,788.05	0.122%

Net Liquidation Losses for the Due Period		251,769.74	0.055%

Net Liquidation Loss ratio			0.655%

Average loss ratio

Net Liquidation Loss ratio - current Distribution Date	0.655%
Net Liquidation Loss ratio - prior Distribution Date	0.823%
Net Liquidation Loss ratio - second prior Distribution Date	0.537%
Three-month average Loss ratio	0.672%

Cumulative losses

			% of Initial Principal
	Number of Contracts	Amount	Balance
Cumulative Liquidated Contracts	553	$7,761,767.07	1.225%
Cumulative Net Liquidation Proceeds	472	4,415,851.96	0.697%
Cumulative Net Liquidation Losses		3,345,915.11	0.528%

Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$6,050.48

Cumulative Loss Ratio

Cumulative Loss Ratio	0.528%
Exceeds Reserve Fund Trigger Event threshold? Yes or No	No

Months	Trigger Threshold
1 - 12	2.000%
13 - 24	3.000%
25 - 36	4.000%
37 - 48	5.000%
49 or greater	5.500%

Delinquencies

			Delinquent Interest	% of Principal Balance at
Days Delinquent	Number of Contracts	Principal Balance	Amount	Beginning of Due Period

30 - 59	347	$4,026,404.21	$89,470.76	0.873%
60 - 89	101	1,215,398.67	44,924.05	0.264%
90 - 119	63	759,073.83	36,907.09	0.165%
120+	43	526,531.59	30,689.29	0.114%
Totals	554	$6,527,408.30	$201,991.19	1.416%

60+ Delinquency Amount	207	$2,501,004.09		0.543%

60+ Day average delinquency ratio

60+ day delinquency ratio - current Distribution Date				0.543%
60+ day delinquency ratio - prior Distribution Date				0.525%
60+ day delinquency ratio - second prior Distribution Date				0.551%
Three-month average 60+ day delinquency ratio				0.540%

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	40,225	38,907
Principal Balance of Contracts	$461,012,181.27	$441,631,403.55
Weighted average original term	72.48	72.57
Weighted average remaining term	55.20	54.39
Weighted average age	17.28	18.18
One month prepayments (ABS)	1.85%	1.93%
Weighted average Contract Rate	11.83%	11.85%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	25,958,873.07	5.88%
5.001% - 10.000%	157,876,026.07	35.75%
10.001% - 15.000%	155,374,796.48	35.18%
15.001% - 20.000%	64,982,450.09	14.71%
> 20.000%	37,439,257.84	8.48%

Advances made by Servicer in current Due Period		$201,991.19
Reimbursement Amount due to Servicer		193,747.47
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1.               Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2.               Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3.               Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4.               Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5.               Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6.               During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7.               Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of August 1, 2011 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2011-1 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.  The Monthly Report for the period from May 1, 2012 to May 31, 2012 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.  As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 13th day of June, 2012.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/ James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer and Assistant Secretary